Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Cash outflows for leases	$ 73	$ 76
Lease Future Cash Outflow which has not yet commenced	82	67